Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2018	2017
Finished goods	$5,454,629	$5,869,269
Work in process	3,877,670	2,507,434
Raw materials	7,871,145	8,108,433
Production supplies	271,311	296,313
Total	$17,474,755	$16,781,449